LVIP SSGA International Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.37%
INVESTMENT COMPANY–95.37%
International Equity Fund–95.37%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	24,901,521	$291,621,717
Total Affiliated Investment (Cost $201,443,792)		291,621,717

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.37%
INVESTMENT COMPANY–4.37%
Money Market Fund–4.37%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	13,364,290	$13,364,290
Total Unaffiliated Investment (Cost $13,364,290)		13,364,290

TOTAL INVESTMENTS–99.74% (Cost $214,808,082)	304,986,007
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	793,379
NET ASSETS APPLICABLE TO 28,855,763 SHARES OUTSTANDING–100.00%	$305,779,386

✧✧Standard Class shares.

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
41	British Pound	$3,427,087	$3,351,083	12/16/24	$76,004	$—
40	Euro	5,583,250	5,537,185	12/16/24	46,065	—
47	Japanese Yen	4,130,419	4,190,583	12/16/24	—	(60,164)
					122,069	(60,164)
Equity Contracts:
3	E-mini MSCI Emerging Markets Index	175,905	163,904	12/20/24	12,001	—
1	E-mini S&P 500 Index	290,713	281,063	12/20/24	9,650	—
1	E-mini S&P MidCap 400 Index	314,860	316,702	12/20/24	—	(1,842)
100	Euro STOXX 50 Index	5,599,142	5,408,833	12/20/24	190,309	—
31	FTSE 100 Index	3,435,207	3,441,147	12/20/24	—	(5,940)
15	Nikkei 225 Index (OSE)	3,960,688	3,789,643	12/12/24	171,045	—
					383,005	(7,782)
Total Futures Contracts					$505,074	$(67,946)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-95.37%@
International Equity Fund-95.37%@
✧✧LVIP SSGA International Index Fund	$296,682,363	$2,040,805	$39,913,043	$8,414,506	$24,397,086	$291,621,717	24,901,521	$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP SSGA International Managed Volatility Fund–2